RESTATEMENT	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 3 — RESTATEMENT

During the preparation of our financial statements for the year ended December 31, 2025, we identified errors related to (i) the incorrect number of warrants used to calculate the debt discount associated with warrants issued in conjunction with convertible debt and (ii) the Company determined that certain inventory units had a net realizable value below recorded cost. The warrant error affected the allocation of proceeds between debt and equity, resulting in adjustments to the debt discount, interest expense, and Additional Paid-in Capital. The inventory valuation error impacted inventory, cost of goods sold, and retained earnings in the related periods. As a result, we restated our previously issued financial statements for the year ended December 31, 2024.

The following tables present the effect of the Restatement Items on the Company’s balance sheet, statement of operations, and cash flow for the year ended December 31, 2024.

FIRST BREACH, INC.

BALANCE SHEETS

(as restated)

	December 31, 2024			December 31, 2024
	As Previously reported	Restatement adjustment		As restated
Assets
Current assets:
Cash	$434,613	$-		$434,613
Accounts receivable	30,265	-		30,265
Inventories, net	1,999,982	(154,000	)(a)	1,845,982
Prepaid and other current assets	44,081	-		44,081
Total current assets	2,508,941	(154,000)		2,354,941
Property and equipment, net	9,483,383	-		9,483,383
Right-of-use assets	1,616,052	-		1,616,052
Other assets	53,625	-		53,625
Total assets	$13,662,001	$(154,000)		$13,508,001

Liabilities and stockholdersw’ equity

Current liabilities:
Accounts payable	$1,852,202	$-		$1,852,202
Accrued liabilities	358,906	-		358,906
Accrued liabilities, related party	513,614	-		513,614
Employee loan payable, related party	121,739	-		121,739
Contract liabilities	54,410	-		54,410
Operating lease liability - current portion	344,177	-		344,177
Financing lease liability - current portion	712,795	-		712,795
Total current liabilities	3,957,843	-		3,957,843

Long-term liabilities:
Convertible notes payable, net of current portion	868,788	602,648	(b)	1,471,436
Opertaing lease liability -net of current portion	1,361,137	-		1,361,137
Financing lease, net of current portion	1,607,982	-		1,607,982
	-	-		-
Total liabilities	7,795,750	602,648		8,398,398

Commitments and Contingencies (Note 16)

Stockholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 authorized, 44,500,111 issued and outstanding as of December 31, 2024	3,778	-		3,778
Additional paid- in capital	27,189,689	(662,863	)(b)	26,526,826
Accumulated deficit	(21,327,216)	(93,785)		(21,421,001)
Total stockholders’ equity	5,866,251	(756,648)		5,109,603
Total liabilities and stockholders’ equity	$13,662,001	$(154,000)		$13,508,001

FIRST BREACH, INC.

STATEMENT OF OPERATIONS

(Restated)

	December 31, 2024		December 31, 2024
	As Previously reported	Restatement adjustment	As restated

Net revenues	$773,870	$-	$773,870
Cost of revenues	2,081,004	154,000 (a)	2,235,004
Net loss associated with liquidation of raw materials	943,278		943,278
Gross margin	(2,250,412)	$(154,000)	(2,404,412)

Operating expenses:
Sales, general and administrative	2,836,942	-	2,836,942
Total operating expenses	2,836,942	-	2,836,942

Loss from operations	(5,087,354)	(154,000)	(5,241,354)

Other expenses, net:
Interest expense, net	(851,945)	60,215 (b)	(791,730)
Other expense	(41,050)	-	(41,050)
Total other expenses, net	(892,995)	60,215	(832,780)

Net loss before income taxes	(5,980,349)	(93,785)	(6,074,134)
Income tax provision
Net loss	$(5,980,349)	$(93,785)	$(6,074,134)

FIRST BREACH, INC.

STATEMENTS OF CASH FLOW

(Restated)

	December 31, 2024			December 31, 2024
	As Previously reported	Restatement adjustment		As restated

Cash flows from operating activities:
Net loss	$(5,980,349)	(93,785)		$(6,074,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	60,000	-		60,000
Depreciation and amortization	1,327,482	-		1,327,482
Amortization of debt discount	81,805	(28,255	)(c)	53,550
Amortization of debt discount – warrant feature	171,342	(88,470	)(b),(d)	82,872
Non-cash PIK interest	-	28,255	(d)	28,255
Right-of-use assets, net of lease liabilities	12,290	-		12,290
Changes in operating assets and liabilities:
Accounts receivable	(28,440)	-		(28,440)
Inventories	882,453	154,000	(a)	1,036,453
Prepaid and other current assets	10,401	-		10,401
Accounts payable	1,194,423	-		1,194,423
Accrued liabilities	283,924	-		283,924
Accrued liabilities, related party	246,344	-		246,344
Employee loan payable, related party	121,739	-		121,739
Contract liabilities	54,410	-		54,410
Net cash used in operating activities	(1,562,176)	(28,255)		(1,590,431)

Cash flows from investing activities:
Capitalized expenditures	(190,390)	-		(190,390)
Net cash used in investing activities	(190,390)	-		(190,390)

Cash flows from financing activities:
Proceeds from convertible notes payable	2,000,000			2,000,000
Principal payments on financing lease	(596,822)	28,255	(c)	(568,567)
Proceeds from issuance on equity offerings	791,000			791,000
Stock issuance costs	(56,000)			(56,000)
Net cash provided by financing activities	2,138,178	28,255		2,166,433

Net change to cash	385,612	-		385,612
Cash at beginning of year	49,001			49,001
Cash at end of year	$434,613	$-		$434,613

The following adjustments were recorded to correct errors identified in the previously issued financial statements:

(a)	Adjustment in the amount of $154,000 to reduce inventory to net realizable value, as certain inventory units had a net realizable value below their recorded cost.

(b)	Adjustment in the amount of $60,215 to correct the number of warrants used in calculating the debt discount associated with warrants issued in conjunction with convertible debt, which resulted in an overstatement of the debt discount and additional paid-in capital.

(c)	Reclassification adjustment in the amount of $28,255 between debt discount and principal payments related to financing leases to properly present the amounts.

(d)	Reclassification in the amount of $28,255 of non-cash PIK interest to be consistent with current year reporting.